General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of General and Administrative Expenses [Abstract]
Share-based payments (Note 31)	$ 55,989	$ 34,923	$ 23,133
Salaries and payroll taxes	42,570	37,587	23,300
Fees and compensation for services	21,440	13,377	11,764
Personal assets tax	10,018	8,016	1,072
Employee benefits	6,892	6,020	4,678
Institutional promotion and advertising	2,347	2,324	2,174
Taxes, rates and contributions	2,489	1,670	812
Others	5,964	5,037	3,550
Total general and administrative expenses	$ 147,709	$ 108,954	$ 70,483